Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Detailed information on intangible assets
Research and development expense	€ 53,041	€ 61,484	€ 165,985	€ 166,575
Depreciation and amortisation expense	€ 392,638	€ 442,645	1,210,307	1,278,827
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 7,283	€ 7,182